Segment Reporting (Tables)	6 Months Ended
Jun. 30, 2025
Segment Reporting [Abstract]
Schedule of Revenue by Geographical Location	The following table shows the revenue by geographical location of the Company’s revenue for the six months ended June 30, 2025, 2024 and 2023, respectively, where is based on the location at which the marine fuel is delivered to the customer:
	For the six months ended June 30,
	2025	2024	2023
Hong Kong	$41,130,233	$47,565,305	$41,234,601
United Arab Emirates	-	-	1,584,578
Singapore	2,425,442	2,708,284	238,079
Saudi Arabia	-	-	780,000
China	-	-	148,188
Others*	-	-	268,561
Total	$43,555,675	$50,273,589	$44,254,007

*	Others include Netherlands and Kenya.